Schwab Investments
Schwab Tax-Free Bond Fund

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security  was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.4% OF NET ASSETS
ALABAMA 2.4%
Black Belt Energy Gas District
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)	4,000,000	3,982,502
RB Series 2022C1	5.25%	12/01/23	525,000	525,000
RB Series 2022C1	5.25%	06/01/24	380,000	382,394
RB Series 2022C1	5.25%	06/01/25	1,175,000	1,197,437
Southeast Energy Auth
RB Series 2021B	4.00%	12/01/51 (a)	2,000,000	1,947,714
RB Series 2022A1	5.50%	01/01/53 (a)	2,000,000	2,119,450
Univ of Montevallo
RB Series 2017	5.00%	05/01/27	250,000	266,111
RB Series 2017	5.00%	05/01/42 (a)	2,150,000	2,251,948
				12,672,556
ARIZONA 1.1%
Arizona IDA
RB Series 2021A	4.00%	11/01/30	500,000	512,559
RB Series 2021A	4.00%	11/01/31	1,270,000	1,301,970
Chandler Industrial Development Auth
IDRB (Intel Corp) Series 2022	5.00%	09/01/42 (a)	2,000,000	2,065,149
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023B	5.00%	01/01/44 (a)	1,735,000	1,922,315
				5,801,993
ARKANSAS 0.3%
Bella Vista
Sales & Use Tax Bonds Series 2020	1.13%	10/01/45 (a)	205,000	203,954
Bentonville Sales & Use Tax
Sales & Use Tax Refunding RB Series 2021B	1.05%	11/01/46 (a)	55,000	54,785
Forrest City
Sales & Use Tax RB Series 2021	1.55%	11/01/44 (a)	700,000	622,625
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	559,056
				1,440,420

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
CALIFORNIA 7.9%
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2022A	0.00%	10/01/49 (a)(b)	1,500,000	767,096
Bay Area Toll Auth
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	3.75%	04/01/56 (a)(c)	5,000,000	4,921,324
California Community Choice Finance Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	3,000,000	3,093,260
California Educational Facilities Auth
RB (St Marys College) Series 2023A	5.50%	10/01/53 (a)	300,000	308,733
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(d)	2,560,000	2,553,778
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24 (e)	600,000	600,830
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,011,117
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,517,567
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	1,065,000	1,078,361
Fair Oaks Recreation & Park District
GO Bonds Series 2022	5.75%	08/01/51 (a)(f)	1,700,000	1,901,693
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	3,700,000	3,284,022
Los Angeles Dept of Airports
Sub Refunding RB Series 2023A	5.00%	05/15/24	715,000	719,642
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,305,144
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	764,730
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.00%	07/01/32	5,000,000	5,547,481
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (g)	1,250,000	966,009
GO Bonds Series 2010C	0.00%	07/01/32 (g)	1,500,000	1,114,340
GO Bonds Series 2010C	0.00%	07/01/33 (g)	1,000,000	713,549
GO Bonds Series 2010C	0.00%	07/01/35 (g)	1,300,000	852,239
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,544,309
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	440,141
RB 2nd Series 2022A	5.00%	05/01/30	800,000	870,307
RB 2nd Series 2022A	5.00%	05/01/31	1,695,000	1,860,394
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,071,962
				41,808,028
COLORADO 2.1%
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	4.75%	07/01/43 (a)(f)	610,000	617,235
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/31	1,300,000	1,419,521
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/32	1,500,000	1,648,653

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Colorado Regional Transportation District
RB (Denver Transit Partners) Series 2020A	5.00%	07/15/30	300,000	320,837
RB (Denver Transit Partners) Series 2020A	4.00%	07/15/34 (a)	800,000	804,324
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (a)	500,000	457,164
Airport System Sub RB Series 2023B	5.00%	11/15/24	1,380,000	1,395,637
Airport System Sub RB Series 2023B	5.00%	11/15/31	2,000,000	2,194,719
Airport System Sub RB Series 2023B	5.00%	11/15/32	1,000,000	1,105,857
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(g)	380,000	278,548
Whispering Pines Metropolitan District #1
LT GO Refunding Bonds Series 2023	5.00%	12/01/52 (a)	900,000	929,226
				11,171,721
CONNECTICUT 0.4%
Connecticut Health & Educational Facilities Auth
RB (Connecticut Children’s Medical Center) Series E	4.25%	07/15/53 (a)	2,000,000	1,873,930
DISTRICT OF COLUMBIA 0.4%
Metropolitan Washington Airports Auth
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (a)	2,150,000	2,220,581
FLORIDA 6.5%
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	458,056
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	786,149
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	711,839
Florida Insurance Assistance Interlocal Agency
Insurance Assessment RB Series 2023A1	5.00%	09/01/25 (a)	2,750,000	2,803,329
Hialeah
RB Series 2022	5.00%	10/01/37 (a)	2,360,000	2,512,852
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,010,717
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	910,000	951,039
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	403,715
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	252,361
Miami-Dade Cnty
RB Series 2022	5.00%	07/01/49 (a)	5,080,000	5,368,639
Refunding RB Series 2020A	4.00%	10/01/37 (a)	2,205,000	2,221,984
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/24	625,000	629,646
Miami-Dade Cnty SD
GO Bonds Series 2022A	5.00%	03/15/52 (a)	5,000,000	5,300,138
Pasco Cnty
RB (Moffitt Cancer Center) Series 2023A	5.75%	09/01/54 (a)	500,000	555,247
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	2,000,000	1,460,366
Seminole Cnty
Refunding RB Series 2022	5.00%	10/01/52 (a)	1,000,000	1,058,930

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tampa
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (a)(g)	1,550,000	896,950
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (a)(g)	800,000	432,827
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (a)(g)	855,000	430,415
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (a)(g)	1,000,000	468,915
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (a)(g)	1,200,000	280,739
Tampa Bay Water
Utility System RB Series 2022	5.25%	10/01/47 (a)	1,500,000	1,645,645
Village Community Dev Dist. No.15
RB Series 2023	4.38%	05/01/33 (a)	400,000	397,700
RB Series 2023	4.85%	05/01/38 (a)	500,000	495,373
RB Series 2023	5.25%	05/01/54 (a)	500,000	498,467
				34,032,038
GEORGIA 2.7%
Atlanta
Airport PFC & Sub Lien RB Series 2022D	5.00%	07/01/36 (a)	4,640,000	5,085,309
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2023A	5.75%	04/01/53 (a)	500,000	555,995
Georgia State Road & Tollway Auth
Managed Lane System RB Series 2021A	4.00%	07/15/37 (a)	1,515,000	1,571,458
Main Street Natural Gas, Inc.
Gas Supply RB Series 2018E (SIFMA Municipal Swap Index + 0.57%)	3.87%	08/01/48 (a)(c)	5,000,000	5,000,000
Gas Supply RB Series 2023B	5.00%	09/01/24	550,000	553,791
Gas Supply RB Series 2023B	5.00%	03/01/25	390,000	394,767
Gas Supply RB Series 2023D	5.00%	05/01/54 (a)	1,250,000	1,293,247
				14,454,567
GUAM 0.5%
Guam Waterworks Auth
Water & Wastewater System RB Series 2016	5.00%	01/01/46 (a)	2,500,000	2,515,822
HAWAII 0.1%
Hawaii
Harbor System RB Series 2020A	4.00%	07/01/34 (a)	750,000	761,006
IDAHO 0.1%
Jerome Jt SD #261
GO Bonds Series 2022	5.25%	09/15/42 (a)(f)	500,000	551,893
ILLINOIS 8.3%
Bellwood Village
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,733,998
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	1,959,521
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,545,831
GO Bonds Series 2023A	5.00%	01/01/34 (a)	1,000,000	1,070,634
GO Bonds Series 2023A	5.50%	01/01/39 (a)	1,500,000	1,598,897
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	405,432
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,773,280
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,135,000	1,150,202

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/29 (a)	400,000	412,994
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,030,183
Chicago Board of Education
ULT GO Bonds Series 2023A	5.00%	12/01/30	750,000	781,841
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,054,092
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,073,245
Chicago Park District
LT GO Refunding Bonds Series 2023C	5.00%	01/01/37 (a)(h)	600,000	645,760
Chicago Transit Auth Sales Tax
Sales Tax RB Series 2014	5.25%	12/01/49 (a)	3,000,000	3,001,599
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,057,324
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,007,356
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,539,190
GO Bonds Series 2023B	5.50%	05/01/47 (a)	1,000,000	1,076,380
GO Bonds Series 2023B	4.50%	05/01/48 (a)	500,000	479,370
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,572,250
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,581,763
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (a)	500,000	510,407
RB (OSF Healthcare System) Series 2020B1	5.00%	05/15/50 (a)(d)	1,150,000	1,153,900
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	900,000	938,322
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	997,375
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,378,277
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	721,449
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	412,376
Illinois Toll Highway Auth
Sr RB Series 2015A	5.00%	01/01/37 (a)	2,100,000	2,131,364
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,365,332
Metropolitan Pier & Exposition Auth
RB Series 2015A	5.00%	06/15/53 (a)	2,000,000	2,008,068
Northern Illinois Univ
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/29 (f)	400,000	425,400
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/30 (f)	450,000	479,889
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/31 (a)(f)	500,000	532,019
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/35 (a)(f)	1,050,000	1,059,060
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/37 (a)(f)	600,000	600,421
Auxiliary Facilities System RB Series 2021	5.00%	10/01/26 (f)	250,000	259,691
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27 (f)	325,000	341,865
Auxiliary Facilities System RB Series 2021	5.00%	10/01/28 (f)	325,000	345,516
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30 (f)	325,000	347,940
				43,559,813
IOWA 1.0%
Iowa Finance Auth
RB (UnityPoint Health) Series 2018F	3.30%	07/01/41 (a)(f)(i)	330,000	330,000
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(d)	5,000,000	5,073,313
				5,403,313

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
KANSAS 0.7%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	263,810
GO Bonds Series 2017	5.00%	09/01/27	450,000	485,047
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	2,787,844
				3,536,701
KENTUCKY 0.4%
Kentucky
COP 2015	4.00%	06/15/24	400,000	401,437
COP 2015	5.00%	06/15/25	400,000	410,769
Kentucky Public Energy Auth
Gas Supply RB Series 2018C1	4.00%	12/01/49 (a)(d)	1,450,000	1,443,701
				2,255,907
LOUISIANA 2.0%
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (a)	1,785,000	1,927,827
Louisiana Offshore Terminal Auth
Port RB (LOOP LLC) Series 2007A	4.15%	09/01/27 (h)	3,000,000	3,036,975
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	524,757
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (a)	3,000,000	3,218,475
New Orleans
Public Improvement Bonds Series 2021A	5.00%	12/01/50 (a)	1,750,000	1,813,880
				10,521,914
MAINE 1.0%
Maine Health & Educational Facilities Auth
RB (MaineHealth) Series 2020A	4.00%	07/01/37 (a)	1,000,000	1,002,090
RB (MaineHealth) Series 2023B	4.75%	07/01/53 (a)(h)	2,000,000	2,004,039
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/32 (a)	560,000	615,792
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	762,868
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	679,821
				5,064,610
MARYLAND 2.1%
Baltimore Cnty
Metropolitan District GO Bonds 78th Issue	5.00%	02/01/46 (a)	4,000,000	4,072,223
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	600,000	550,787
RB (Frederick Health System) Series 2023	5.00%	07/01/48 (a)	1,000,000	1,027,602
RB (Frederick Health System) Series 2023	5.25%	07/01/53 (a)	775,000	810,681

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Maryland Stadium Authority
Built to Learn RB Series 2022A	5.00%	06/01/29	875,000	968,507
Built to Learn RB Series 2022A	5.00%	06/01/30	1,000,000	1,119,688
Built to Learn RB Series 2022A	5.00%	06/01/31	1,250,000	1,418,917
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24 (e)	320,000	320,381
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25 (e)	550,000	560,128
				10,848,914
MASSACHUSETTS 2.7%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2023M	5.00%	07/01/32 (h)	2,500,000	2,806,525
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	2,898,039
RB (Boston Medical Center) Series 2023G	5.00%	07/01/24	500,000	503,716
RB (Boston Medical Center) Series 2023G	5.00%	07/01/25	665,000	678,632
RB (Boston Medical Center) Series 2023G	5.00%	07/01/26	865,000	902,377
RB (Boston Medical Center) Series 2023G	5.25%	07/01/48 (a)	800,000	839,295
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	950,000	973,228
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,109,123
RB (UMASS Memorial Health) Series 2016I	5.00%	07/01/36 (a)	1,815,000	1,858,752
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	555,000	550,712
S/F Housing RB Series 203	4.50%	12/01/48 (a)	1,035,000	1,039,994
				14,160,393
MICHIGAN 2.6%
Great Lakes Water Auth
Water System Sr Lien RB Series 2022B	5.25%	07/01/47 (a)	4,500,000	4,755,239
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,646,472
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,100,906
Kentwood Public Schools
ULT GO Bonds Series 2023II	5.00%	05/01/53 (a)	4,450,000	4,735,463
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	370,000	369,316
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	553,932
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	629,421
				13,790,749
MINNESOTA 0.2%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	312,602
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/25 (f)	375,000	382,822
Refunding COP Series 2019C	5.00%	02/01/26 (f)	400,000	415,756
				1,111,180

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSISSIPPI 0.3%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,029,105
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	617,238
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)	75,000	75,082
				1,721,425
MISSOURI 1.4%
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,051,014
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,098,300
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	485,000	482,151
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	1,080,000	1,077,353
St Louis
Airport RB (Lambert International) Series 2023B	5.00%	07/01/24	1,000,000	1,005,843
GO Bonds Series 2023A	5.00%	02/15/43 (a)	2,400,000	2,535,502
				7,250,163
MONTANA 0.6%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	760,000	756,350
S/F Mortgage Bonds Series 2023B	6.00%	12/01/53 (a)	2,110,000	2,276,910
				3,033,260
NEBRASKA 0.8%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	2,615,000	2,610,983
Sarpy Cnty SD No 0037
GO Bonds Series 2022B	5.00%	12/15/27 (a)	1,500,000	1,555,355
				4,166,338
NEVADA 0.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	611,964
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	632,382
				1,244,346
NEW JERSEY 4.2%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	200,719
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	305,970
New Jersey Transportation Trust Fund Auth
Transportation Bonds Series 2023BB	5.00%	06/15/34 (a)	1,300,000	1,494,838
Transportation Bonds Series 2023BB	5.25%	06/15/50 (a)	2,000,000	2,147,054
Transportation Program Bonds Series 2015AA	5.25%	06/15/41 (a)	4,050,000	4,120,005
Transportation Program Bonds Series 2023AA	4.25%	06/15/44 (a)	1,000,000	986,216
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (a)	3,500,000	3,779,616

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation System Bonds Series 2023A	4.25%	06/15/40 (a)	3,000,000	3,064,975
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	2,550,000	2,644,870
New Jersey Turnpike Auth
RB Series 2022B	4.25%	01/01/43 (a)	1,750,000	1,775,576
RB Series 2022B	4.50%	01/01/48 (a)	1,500,000	1,541,072
				22,060,911
NEW MEXICO 0.2%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	950,000	944,333
NEW YORK 13.4%
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)(d)	2,845,000	3,022,902
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	1,200,000	1,211,693
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	500,000	503,886
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	251,702
New York City
GO Bonds Fiscal 2018 Series B4	3.25%	10/01/46 (a)(f)(i)	6,605,000	6,605,000
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (a)	2,000,000	2,020,457
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB1	3.40%	06/15/49 (a)(f)(i)	1,200,000	1,200,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,152,102
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,450,000	1,552,065
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (a)	5,000,000	5,344,561
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/45 (a)	5,000,000	5,450,669
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	3.65%	10/01/35 (a)(f)(j)(k)	3,750,000	3,750,000
New York State Dormitory Auth
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	1,759,415
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/39 (a)	1,000,000	1,091,063
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (a)	5,000,000	5,219,985
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (a)	5,000,000	5,269,169
New York State Thruway Auth
General RB Series O	4.00%	01/01/40 (a)	1,865,000	1,874,497
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (a)	1,600,000	1,691,929
New York Transportation Development Corp
Special Facilities RB (JFK Airport) Series 2020A	5.00%	12/01/28	1,000,000	1,055,899
Special Facilities RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	531,744
Special Facilities RB (JFK Airport) Series 2023	5.50%	06/30/38 (a)(h)	1,000,000	1,056,673
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/34 (a)	2,835,000	3,040,477
Consolidated Bonds 236th Series	5.00%	01/15/37 (a)	1,000,000	1,080,798
Consolidated Bonds 236th Series	5.00%	01/15/38 (a)	1,000,000	1,069,875
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(e)	5,330,000	5,418,669

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.00%	05/15/48 (a)	2,000,000	1,925,952
Sr Lien RB Series 2021A1	5.00%	05/15/51 (a)	5,000,000	5,292,305
				70,443,487
NORTH CAROLINA 2.3%
Brunswick Cnty
GO Bonds Series 2018	3.20%	08/01/34 (a)	2,230,000	2,140,990
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/47 (a)	2,000,000	2,161,247
Airport System RB Series 2022A	5.50%	07/01/52 (a)	1,500,000	1,610,570
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	510,082
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,795,295
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,034,528
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,305,000	1,347,712
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,255,000	1,295,342
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (a)	450,000	426,744
				12,322,510
NORTH DAKOTA 0.2%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	404,024
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	474,686
				878,710
OHIO 1.2%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)	5,000,000	5,323,922
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,070,155
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	5.00%	12/01/25	200,000	204,040
				6,598,117
OKLAHOMA 0.2%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,050,000	1,050,255
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	29,000	29,083
				1,079,338
OREGON 1.4%
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	250,000	251,117
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	146,879
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(f)(g)	300,000	194,698
GO Bonds Series 2019	0.00%	06/15/35 (a)(f)(g)	265,000	163,811

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019	0.00%	06/15/36 (a)(f)(g)	420,000	245,309
GO Bonds Series 2019	0.00%	06/15/37 (a)(f)(g)	500,000	274,293
Lane Cnty SD
GO Bonds Series 2023	0.00%	06/15/38 (a)(f)(g)	750,000	389,223
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	1,996,031
Umatilla SD #6R
GO Bonds Series 2017	5.00%	06/15/29 (a)(f)	340,000	365,104
GO Bonds Series 2017	5.00%	06/15/30 (a)(f)	300,000	321,350
GO Bonds Series 2017	5.00%	06/15/32 (a)(f)	350,000	374,249
GO Bonds Series 2017	5.00%	06/15/33 (a)(f)	520,000	555,657
GO Bonds Series 2017	5.00%	06/15/34 (a)(f)	350,000	373,603
GO Bonds Series 2017	5.00%	06/15/35 (a)(f)	410,000	436,333
GO Bonds Series 2023B	0.00%	06/15/43 (a)(f)(g)	2,400,000	947,626
GO Bonds Series 2023B	0.00%	06/15/53 (a)(f)(g)	1,600,000	366,479
				7,401,762
PENNSYLVANIA 3.9%
Lancaster Cnty Hospital Auth
RB (Penn State Health) Series 2021	5.00%	11/01/46 (a)	1,000,000	1,027,152
Montgomery Cnty Higher Education & Health Auth
RB Series 2022B	5.00%	05/01/32	700,000	769,599
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal Refunding RB (Republic Services Inc) Series 2019A	4.60%	04/01/34 (a)	2,000,000	1,999,717
Pennsylvania State Turnpike Commission
RB Series 2014A	5.00%	12/01/44 (a)	3,000,000	3,023,181
RB Series 2022B	5.00%	12/01/47 (a)	1,000,000	1,071,584
RB Series 2022B	5.25%	12/01/52 (a)	750,000	815,742
Sub RB Series 2021B	4.00%	12/01/51 (a)	3,400,000	3,212,965
Philadelphia
GO Refunding Bonds Series 2017	5.00%	08/01/24	1,000,000	1,010,431
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	765,915
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,050,898
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	536,391
Philadelphia Redevelopment Auth Financing Corp
RB Series 2023B	5.00%	09/01/43 (a)	3,000,000	3,154,679
Pocono Mountains Park Auth
Hospital RB (St Luke’s Hospital) Series 2015A	5.00%	08/15/40 (a)	2,000,000	2,006,423
				20,444,677
PUERTO RICO 0.2%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	1,320,000	1,283,145
SOUTH CAROLINA 0.8%
South Carolina Public Service Auth
Refunding RB Series 2020A	4.00%	12/01/40 (a)	4,000,000	3,863,476
Refunding RB Series 2022A	5.00%	12/01/29	500,000	541,551
				4,405,027

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
SOUTH DAKOTA 0.5%
Clay Cnty
GO Bonds Series 2023	4.25%	12/01/48 (a)	1,000,000	990,978
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	150,000	150,329
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	325,000	325,712
South Dakota Health & Educational Facilities Auth
RB Series 2015	5.00%	11/01/26 (a)	1,000,000	1,033,490
				2,500,509
TENNESSEE 1.3%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	606,249
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	959,122
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/48 (a)	1,500,000	1,589,752
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	1,500,000	1,582,269
RB Series 2022B	5.50%	07/01/52 (a)	1,250,000	1,332,966
Tennessee Housing Development Agency Home Ownership
Residential Finance Program Bonds Series 2023-3A	6.25%	01/01/54 (a)	500,000	545,368
				6,615,726
TEXAS 15.8%
Alvin City
Water & Sewer System RB Series 2023	4.00%	02/01/37 (a)(f)(h)	1,105,000	1,123,237
Austin
Airport System RB Series 2022	5.00%	11/15/32	500,000	552,928
Airport System RB Series 2022	5.00%	11/15/33 (a)	750,000	831,956
Airport System RB Series 2022	5.25%	11/15/47 (a)	2,500,000	2,640,110
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,131,175
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)(e)	1,520,000	1,565,988
Clear Creek ISD
ULT GO Refunding Bonds Series 2015A	4.00%	02/15/33 (a)(f)	750,000	752,023
Collin Cnty CCD
LT Bonds Series 2018	5.00%	08/15/24	4,900,000	4,963,733
Corpus Christi
Utility System Jr Lien RB Series 2022B	5.00%	07/15/47 (a)	4,000,000	4,262,396
Dallas
Sr Lien Special Tax RB (Kay Bailey Hutchison Convention Center) Series 2023	6.00%	08/15/53 (a)	5,000,000	5,075,460
Denton ISD
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(e)(f)	285,000	282,771
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(e)(f)	270,000	267,888
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(f)	1,445,000	1,429,070
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (f)	775,000	823,570
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	931,315

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Galveston
1st Lien RB Series 2023	6.00%	08/01/43 (a)	1,250,000	1,376,065
Greater Texoma Utility Auth
RB Series 2023A	4.38%	10/01/53 (a)	2,000,000	1,960,287
Gulf Coast IDA
RB (ExxonMobil) Series 2012	3.25%	11/01/41 (a)(i)	715,000	715,000
Houston
Sub Lien Refunding RB Series 2018A	5.00%	07/01/25	1,000,000	1,019,269
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services Corp) Series 2016	5.00%	05/15/46 (a)	3,915,000	3,973,162
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/38 (a)	1,090,000	1,205,998
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	5.00%	08/15/43 (a)(f)	1,865,000	2,021,365
Education RB (Orenda) Series 2023A	4.00%	08/15/48 (a)(f)	1,000,000	942,742
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/37 (a)(f)	500,000	557,331
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/42 (a)(f)	600,000	652,346
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/47 (a)(f)	680,000	717,007
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/52 (a)(f)	500,000	523,975
Nixon-Smiley Consolidated ISD
ULT GO Bonds Series 2023	4.25%	08/15/53 (a)(f)	1,280,000	1,274,657
North East Texas Regional Mobility Auth
Sr Lien RB Series 2016A	5.00%	01/01/46 (a)	3,000,000	3,013,691
Northside ISD
ULT GO Bonds Series 2019	1.60%	08/01/49 (a)(d)(f)	2,915,000	2,875,361
Prosper ISD
ULT GO Bonds Series 2019B	4.00%	02/15/50 (a)(f)	2,500,000	2,534,027
San Antonio
Electric & Gas Systems Jr Lien RB Series 2014	5.00%	02/01/44 (a)	3,000,000	3,002,951
GO Bonds Series 2023	4.00%	02/01/42 (a)	2,000,000	1,996,151
Sinton ISD
ULT GO Bonds Series 2022	5.00%	08/15/52 (a)(f)	3,000,000	3,025,338
Spring Branch ISD
ULT GO Refunding Bonds Series 2015B	4.00%	02/01/33 (a)(f)	3,000,000	3,007,900
Spring ISD
ULT GO Bonds Series 2023	5.00%	08/15/24	750,000	759,599
ULT GO Bonds Series 2023	5.00%	08/15/25	1,500,000	1,546,479
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White) Series 2022D	5.00%	11/15/51 (a)	1,000,000	1,039,393
Terrell
Tax & Waterworks & Sewer System GO RB Series 2023C	4.50%	08/15/48 (a)	1,000,000	1,009,228
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	1,080,000	1,088,658
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	695,000	700,665
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/31	1,250,000	1,290,665
Texas State Affordable Housing Corp Heroes 2019 Program
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	610,000	609,813
Texas Transportation Commission
2nd Tier Refunding RB Series 2015C	5.00%	08/15/37 (a)	5,000,000	5,023,770

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (a)	1,835,000	1,941,359
Texas Water Dev Brd
RB Series 2016	4.00%	10/15/30 (a)	3,900,000	3,965,580
Waxahachie
Tax & Revenue Certificates of Obligation Series 2023	4.13%	08/01/41 (a)	400,000	392,396
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/42 (a)	500,000	495,415
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/43 (a)	500,000	490,771
				83,382,034
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	367,815
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	433,705
				801,520
VERMONT 0.6%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	290,000	288,496
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	1,780,000	1,767,464
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	975,000	978,834
				3,034,794
VIRGINIA 0.1%
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	580,000	562,903
WASHINGTON 2.7%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Excise Tax RB Series 2016S1	5.00%	11/01/46	2,250,000	2,554,512
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	485,000	493,868
King Cnty SD #403 Renton
ULT GO Bond Series 2023	4.00%	12/01/41 (a)(f)	1,000,000	1,002,155
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(f)	1,000,000	1,082,635
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	1,250,000	1,350,767
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	538,049
Refunding RB 2019	5.00%	12/01/28	460,000	503,445
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	550,212
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	684,968
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(f)	2,830,000	3,053,342
Washington Health Care Facilities Auth
RB (Overlake Hospital) Series 2014	5.00%	07/01/29 (a)	780,000	783,327
Refunding RB (Overlake Hospital) Series 2017B	5.00%	07/01/32 (a)	1,845,000	1,893,450
				14,490,730

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WEST VIRGINIA 0.6%
West Virginia Hospital Finance Auth
Hospital RB (West Virginia Univ Health System) Series 2023A	4.25%	06/01/47 (a)	2,000,000	1,987,191
Hospital Revenue & Refunding Bonds (Vandalia Health) Series 2023B	6.00%	09/01/48 (a)	1,000,000	1,112,234
				3,099,425
WISCONSIN 1.8%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (a)(g)	1,820,000	1,184,466
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (a)(g)	2,900,000	1,796,302
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (a)(g)	3,000,000	1,760,279
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4 (SIFMA Municipal Swap Index + 0.65%)	3.95%	08/15/54 (a)(c)	1,700,000	1,700,005
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)(e)	1,000,000	1,070,896
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)(e)	1,025,000	1,097,668
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,012,252
				9,621,868
WYOMING 0.1%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/34 (a)	495,000	500,029
Total Municipal Securities (Cost $530,738,398)				529,445,136
Total Investments in Securities (Cost $530,738,398)				529,445,136

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	Variable rate security; rate shown is effective rate at period end.
(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	Refunded bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Zero coupon bond.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index

(j)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,750,000 or 0.7% of net assets.

(k)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$529,445,136	$—	$529,445,136
Total	$—	$529,445,136	$—	$529,445,136

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security  was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.2% OF NET ASSETS
CALIFORNIA 98.0%
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (a)	2,500,000	2,630,360
Sr Lien Refunding RB Series 2022A	0.00%	10/01/50 (a)(b)	3,000,000	1,527,994
Alhambra USD
GO Bonds Series B	5.25%	08/01/48 (a)	1,000,000	1,117,180
Alum Rock Union Elementary SD
GO Bonds Series 2022A	5.00%	08/01/48 (a)	1,000,000	1,085,319
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/25	690,000	713,352
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	671,276
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(c)	3,000,000	2,937,719
Toll Bridge RB Series 2023A	2.80%	04/01/55 (a)(d)(e)	3,550,000	3,550,000
Toll Bridge RB Series 2023B	3.05%	04/01/55 (a)(d)(e)	800,000	800,000
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (f)	555,000	513,364
GO Bonds Series 2017	0.00%	08/01/34 (a)(f)	7,705,000	5,077,940
Burbank
Electric RB Series 2023	5.00%	06/01/48 (a)	1,000,000	1,082,279
Burbank USD
GO Bonds Series 1997C	0.00%	08/01/24 (f)	3,000,000	2,935,478
California
GO Bonds	5.00%	09/01/25 (a)	1,815,000	1,815,747
GO Bonds	5.00%	10/01/26 (a)	5,000	5,007
GO Bonds	5.00%	09/01/39 (a)	1,250,000	1,418,678
GO Bonds	5.00%	05/01/44 (a)	2,525,000	2,534,853
GO Bonds	5.00%	10/01/45 (a)	1,420,000	1,578,180
GO Bonds Series CQ	4.00%	12/01/47 (a)	1,890,000	1,881,036
GO Refunding Bonds	5.00%	10/01/25	5,000,000	5,182,408
GO Refunding Bonds	5.00%	04/01/30	1,055,000	1,200,606
GO Refunding Bonds	5.25%	08/01/32	3,250,000	3,852,570
GO Refunding Bonds	5.00%	08/01/34 (a)	3,500,000	3,591,472
GO Refunding Bonds	4.00%	03/01/36 (a)	1,395,000	1,458,981

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	5.00%	10/01/36 (a)	2,000,000	2,335,188
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,362,509
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,106,583
California Cnty Tobacco Securitization Agency
Tobacco Settlement (Gold Country) Sr Refunding Bonds Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,087,229
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/37 (a)	310,000	307,800
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/38 (a)	340,000	332,305
Tobacco Settlement (Los Angeles Cnty Securitization) Sr RB Series 2020A	4.00%	06/01/49 (a)	1,000,000	900,755
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	211,270
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/26	225,000	232,117
California Community Choice Finance Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	3,750,000	3,866,575
RB Series 2023F	5.50%	10/01/54 (a)	4,200,000	4,571,439
California Community Choice Financing Auth
Clean Energy RB Series 2023D	5.50%	05/01/54 (a)	6,000,000	6,344,068
RB Series 2022A1	4.00%	05/01/53 (a)	5,000,000	4,962,398
RB Series 2023G	5.25%	11/01/54 (a)(g)	2,000,000	2,083,500
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,307,484
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (a)	2,000,000	2,029,366
RB (St Marys College) Series 2023A	5.25%	10/01/44 (a)	300,000	307,952
RB (University of Redlands) Series 2022A	5.00%	10/01/44 (a)	2,000,000	2,046,315
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(c)	2,560,000	2,553,778
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,483,522
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/45 (a)	5,000,000	4,772,558
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	670,564
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,007,933
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(d)	200,000	203,486
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(d)	800,000	817,835
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (a)(h)	1,635,000	1,635,163
RB (Brightline Passenger Rail) Series 2020A	3.65%	01/01/50 (a)(d)	1,905,000	1,900,127
RB Series 2021B	4.00%	11/01/38 (a)	600,000	589,139
RB Series 2021B	4.00%	11/01/40 (a)	650,000	627,112
Refunding RB (Academy of Motion Picture Arts & Sciences) Series 2023A	4.00%	11/01/41 (a)	2,000,000	2,038,404
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/37 (a)	475,000	477,475
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,066,971
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,051,976
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	261,522
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	345,148
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	366,183
California Municipal Finance Auth
COP Series 2022A	5.00%	11/01/27	100,000	106,446
COP Series 2022A	5.00%	11/01/28	115,000	124,264
COP Series 2022A	5.00%	11/01/29	125,000	136,675
COP Series 2022A	5.00%	11/01/30	100,000	110,644
COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,191,111
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (d)	350,000	374,616
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(d)	1,040,000	1,113,302
RB (Community Health System) Series 2021A	5.00%	02/01/35 (a)	750,000	813,233

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(d)	500,000	502,535
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	678,825
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,173,681
RB (Samuel Merritt Univ) Series 2022	5.25%	06/01/53 (a)	2,000,000	2,122,329
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,056,578
Refunding RB (Aldersly) Series 2023A	5.00%	05/15/53 (a)(d)	2,500,000	2,674,410
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	627,226
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,197,212
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	655,000	657,128
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	752,261
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	501,312
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(d)	250,000	269,840
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(d)	575,000	620,129
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(d)	250,000	269,219
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(d)	250,000	268,768
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/34 (a)	260,000	256,937
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/35 (a)	270,000	264,532
Solid Waste Disposal Refunding RB Series 2021A	4.70%	07/01/41 (a)	1,000,000	999,921
California Municipal Finance Auth Environmental Impact
Special Tax RB (Bold Program) Series 2023B	5.75%	09/01/53 (a)	1,000,000	1,033,939
Sr RB (Caritas Projects) Series 2023A	5.25%	08/15/53 (a)	900,000	945,936
California Pollution Control Financing Auth
Solid Waste Disposal RB (Republic Services Inc) Series 2017	4.60%	11/01/42 (a)	1,000,000	999,858
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	434,741
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	601,989
California Public Works Board
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,015,315
Lease Refunding RB Series 2022C	5.00%	08/01/35 (a)	2,865,000	3,286,817
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	165,871
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	603,666
California State Univ
RB Series 2015A	5.00%	11/01/37 (a)	2,500,000	2,571,737
RB Series 2016B3	3.13%	11/01/51 (a)	2,200,000	2,196,465
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24 (h)	870,000	871,204
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	1,771,190
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,405,596
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(d)	750,000	834,742
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(d)	735,000	802,873
Pollution Control Refunding RB (Southern California Edison) Series 2006C	4.50%	11/01/33 (g)	1,500,000	1,584,466
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,785,079
RB (Kaiser Permanente) Series 2004I	3.85%	02/06/24	5,000,000	5,000,848
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,531,363
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	823,322
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	718,516
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(d)	300,000	328,808
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(d)	235,000	257,718

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(d)	900,000	986,008
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(d)	275,000	283,216
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(d)	425,000	435,999
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	510,599
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,274,454
Refunding RB (Odd Fellows Home) Series 2023A	5.00%	04/01/24 (d)	400,000	402,194
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,182,172
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,602,423
California Statewide Communities Development Auth District 2021-02
Special Tax Bonds Series 2023	5.00%	09/01/53 (a)	1,800,000	1,841,936
Cathedral City Successor Redevelopment Agency
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/24	650,000	651,494
Chaffey Joint UHSD
GO Bonds Series 2012G	0.00%	08/01/37 (a)(f)	1,000,000	560,505
GO Bonds Series 2012G	0.00%	08/01/38 (a)(f)	500,000	264,514
GO Bonds Series 2012G	0.00%	08/01/41 (a)(f)	1,500,000	672,248
GO Bonds Series 2012G	0.00%	08/01/42 (a)(f)	1,000,000	425,717
Chico
Sewer Refunding RB Series 2020	5.00%	12/01/23	780,000	780,000
Sewer Refunding RB Series 2020	5.00%	12/01/25	400,000	415,625
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,103,117
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (a)	250,000	267,740
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (a)	500,000	534,452
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	801,687
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (a)	655,000	664,567
Corona-Norco USD
GO Bonds Series 1998D	0.00%	09/01/27 (f)	2,400,000	2,118,956
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	488,047
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	515,903
Water Revenue COP Series 2019	4.00%	01/01/29 (a)	505,000	525,033
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	497,188
Dinuba USD
COP Series 2023	5.50%	06/01/38 (a)	1,250,000	1,280,912
Discovery Bay Public Financing Auth
Water & Wastewater Enterprise RB Series 2022	5.00%	12/01/52 (a)	4,000,000	4,322,886
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (a)	475,000	489,516
East Side UHSD
GO Refunding Bonds Series 2013	5.00%	08/01/28 (a)	3,000,000	3,009,901
GO Refunding Bonds Series 2020	5.00%	08/01/26	1,200,000	1,272,128
Foothill Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 2013A	0.00%	01/15/42 (a)(b)	1,000,000	1,186,882
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (a)	2,000,000	1,921,901
Fort Bragg USD
GO Bonds Series B	5.50%	08/01/52 (a)	1,000,000	1,069,318

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	892,582
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,525,423
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(f)(h)	1,120,000	781,925
GO Bonds Series 2016A	0.00%	08/01/34 (a)(f)(h)	1,900,000	1,264,026
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,701,261
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/24 (a)	900,000	901,233
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	795,235
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	763,984
Hacienda La Puente USD
GO Bonds Series 2023A	4.00%	08/01/43 (a)	1,100,000	1,116,280
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,485,206
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	408,864
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,176,169
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,192,984
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)(h)	1,430,000	1,567,239
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	783,947
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	825,681
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,051,745
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,293,681
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	522,286
Inglewood USD
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	208,475
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	744,464
Irvine Facilities Financing Auth
Lease RB Series 2023A	4.25%	05/01/53 (a)	1,000,000	1,001,987
Jefferson UHSD
GO Bonds Series A	5.00%	08/01/24	670,000	679,358
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,582,715
Kern HSD
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	989,741
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	564,044
GO Refunding Bonds Series 2019	4.00%	08/01/28	375,000	392,917
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,387,737
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	867,122
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	342,273

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	953,302
Long Beach Harbor Dept
Sr Airport RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,053,717
Los Angeles
Wastewater System RB Series 2015A	5.00%	06/01/44 (a)	500,000	508,907
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax Refunding RB Series 2014A	4.00%	07/01/34 (a)	3,000,000	3,003,311
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,409,780
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	4,021,134
Los Angeles Dept of Airports
Sr RB Series 2020C	5.00%	05/15/27	1,290,000	1,356,016
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,675,000	1,777,040
Sub Refunding RB Series 2021A	5.00%	05/15/51 (a)	1,500,000	1,548,761
Sub Refunding RB Series 2023A	5.00%	05/15/25	500,000	510,515
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,080,470
Water System RB Series 2014A	5.00%	07/01/44 (a)	2,360,000	2,372,052
Water System RB Series 2022B	5.00%	07/01/47 (a)	2,135,000	2,334,583
Los Angeles Development Auth
M/F Housing RB Series 2022F	3.38%	01/01/46 (a)	3,250,000	3,236,094
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (a)	1,450,000	1,465,288
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	881,714
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (a)(h)	1,050,000	1,058,154
Los Angeles USD
COP Series 2023A	5.00%	10/01/24	1,045,000	1,060,747
COP Series 2023A	5.00%	10/01/25	1,150,000	1,191,123
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	682,648
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	775,346
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,293,423
Merced UHSD
GO Refunding Bonds Series 2015	0.00%	08/01/49 (a)(f)(h)	2,550,000	656,066
Modesto Irrigation District Financing Auth
Electric System RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,299,548
Electric System RB Series 2015A	5.00%	10/01/40 (a)	2,000,000	2,047,736
Northern California Energy Auth
Commodity Supply RB Series 2018	5.00%	07/01/24	3,000,000	3,017,700
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (a)	285,000	293,208
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	639,261
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/24	600,000	607,200
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	536,353
GO Bonds Series 2023A	5.00%	08/01/38 (a)	1,150,000	1,314,175

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	546,855
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	721,782
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (a)	350,000	382,698
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	791,747
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	607,653
Oceanside USD
GO Bonds Series 2023B	4.00%	08/01/45 (a)	1,500,000	1,495,397
Ojai USD
GO Bonds Series 2020B	5.25%	08/01/48 (a)	1,100,000	1,202,714
GO Bonds Series 2020B	5.50%	08/01/53 (a)	1,750,000	1,937,181
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,363,131
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,349,957
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	837,573
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	1,765,390
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(h)	1,365,000	1,413,174
GO Bonds Series D	5.00%	08/01/32 (a)(h)	1,490,000	1,542,586
GO Bonds Series D	5.00%	08/01/33 (a)(h)	1,685,000	1,744,468
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,111,613
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,648,146
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	2,000,000	2,129,356
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	615,111
Peralta CCD
GO Bonds Series 2022B	5.00%	08/01/24	1,500,000	1,519,869
Perris Elementary SD
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,643,500
GO Bonds Series 2023	5.00%	08/01/47 (a)	1,065,000	1,138,793
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	375,548
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	852,076
Pittsburg USD
GO Bonds Series 2023D	5.00%	08/01/47 (a)	2,000,000	2,160,266
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,203,429
Port of Oakland
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/26	1,750,000	1,816,439
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/28	1,250,000	1,335,486
Refunding RB Series 2017D	5.00%	11/01/27	1,895,000	2,013,579
Ravenswood City SD
GO Bonds Series 2023	4.50%	08/01/48 (a)	1,250,000	1,301,773
GO Bonds Series 2023	5.25%	08/01/53 (a)	3,500,000	3,832,306
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	558,333

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/24	300,000	301,583
Refunding RB Series 2021A	4.00%	09/01/26	400,000	408,656
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,060,274
Riverside Cnty Transportation Commission
Sr Lien Toll Refunding RB Series 2021B1	4.00%	06/01/40 (a)	4,000,000	3,866,248
Rosedale-Rio Bravo Water Storage District
Refunding RB Series 2020A	5.00%	01/01/24	500,000	500,612
Refunding RB Series 2020A	5.00%	01/01/25	545,000	555,268
Refunding RB Series 2020A	5.00%	01/01/26	575,000	597,586
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	200,274
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,001,001
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A	5.00%	10/01/47 (a)	4,000,000	4,103,890
Sacramento Cnty
Airport System Sr Refunding RB Series 2016A	5.00%	07/01/41 (a)	2,000,000	2,057,742
Refunding COP Series 2020	5.00%	10/01/24	1,420,000	1,442,097
Sacramento Cnty Sanitation District Financing Auth
RB Series 2014A	5.00%	12/01/44 (a)	1,935,000	1,941,487
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)(h)	2,500,000	2,541,275
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	558,905
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	362,696
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,040,848
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,415,160
Sr Airport RB Series 2023B	5.00%	07/01/33	2,245,000	2,506,078
Sub Airport RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,067,056
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	245,302
San Francisco Airport Commission
RB 2nd Series 2018G	5.00%	05/01/27	2,700,000	2,830,206
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,544,309
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	440,141
RB 2nd Series 2022A	5.00%	05/01/30	800,000	870,307
RB 2nd Series 2022A	5.00%	05/01/31	1,690,000	1,854,906
Refunding RB 2nd Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,704,378
Refunding RB 2nd Series 2023C	5.00%	05/01/33	5,000,000	5,574,159
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,000,000	2,026,288
San Francisco Redevelopment Agency
Special Tax Refunding Bonds (Mission Bay South) Series 2023	5.25%	08/01/39 (a)	875,000	993,971
Special Tax Refunding Bonds (Mission Bay South) Series 2023	5.25%	08/01/40 (a)	1,000,000	1,133,945
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	151,773
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	309,304
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	435,851

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,252,349
GO Bonds Series 2017	5.00%	08/01/36 (a)	925,000	993,808
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/50 (a)(i)	2,500,000	2,445,162
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/37 (a)	250,000	270,402
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	174,885
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	177,195
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	167,060
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	323,953
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	613,882
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	921,281
RB Series 2019	4.00%	07/01/25	1,270,000	1,274,454
Refunding RB Series 2020	4.00%	07/01/26	300,000	302,798
Refunding RB Series 2020	5.00%	07/01/27	630,000	661,391
Refunding RB Series 2020	5.00%	07/01/30	645,000	693,871
South San Francisco USD
GO Bonds Series 2023	4.00%	09/01/40 (a)	1,000,000	1,025,902
GO Bonds Series 2023	4.00%	09/01/48 (a)	1,000,000	997,988
Southern California Metropolitan Water District
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)(h)	390,000	408,206
Southern California Public Power Auth
RB (Apex Power) Series 2014A	5.00%	07/01/34 (a)	3,535,000	3,561,879
Refunding RB (Windy Point/Windy Flats) Series 2023-1	5.00%	07/01/27	2,500,000	2,715,630
Refunding RB (Windy Point/Windy Flats) Series 2023-1	5.00%	07/01/28	1,000,000	1,110,321
Refunding RB Series 2020-1	5.00%	07/01/30 (a)	3,000,000	3,004,036
Stockton USD
GO Bonds Series A	5.00%	08/01/42 (a)	2,000,000	2,009,350
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	573,924
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	640,061
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	703,555
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	592,639
Tobacco Securitization Auth of Northern California
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021A1	4.00%	06/01/49 (a)	1,000,000	893,896
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	685,098
Water System Refunding RB Series 2015	4.00%	11/15/25	460,000	468,879
Water System Revenue COP Series 2022A	5.00%	11/15/52 (a)	3,000,000	3,224,840
Univ of California
Limited Project RB Series 2017M	3.32%	05/31/26 (a)(d)(i)(j)	1,755,000	1,755,000
Limited Project RB Series 2017M	5.00%	05/15/52 (a)	2,000,000	2,073,170
Upland
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,200,899
Val Verde USD
GO Bonds Series 2021B	4.00%	08/01/24	500,000	503,227

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Vernon
Electric System RB Series 2021A	5.00%	10/01/26	2,000,000	2,062,310
Victorville
Electric RB Series 2022A	5.00%	05/01/30	500,000	562,899
West Contra Costa USD
GO Bonds Series 2002C	0.00%	08/01/24 (f)	2,885,000	2,819,117
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	329,979
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	477,048
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	630,763
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	672,531
				415,593,078
GUAM 1.3%
Guam Power Auth
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,181,034
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,239,363
Guam Waterworks Auth
Water & Wastewater System RB Series 2016	5.00%	01/01/46 (a)	1,840,000	1,851,645
				5,272,042
PUERTO RICO 0.9%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Auth
Hospital Refunding RB Series 2021	5.00%	07/01/28	700,000	739,569
Hospital Refunding RB Series 2021	5.00%	07/01/30	550,000	590,345
Hospital Refunding RB Series 2021	5.00%	07/01/31	825,000	892,679
Hospital Refunding RB Series 2021	5.00%	07/01/33 (a)	775,000	835,380
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	968,000	940,973
				3,998,946
Total Municipal Securities (Cost $426,544,860)				424,864,066
Total Investments in Securities (Cost $426,544,860)				424,864,066

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(d)	Credit-enhanced or liquidity-enhanced.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index

(f)	Zero coupon bond.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	Refunded bond.
(i)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(j)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,755,000 or 0.4% of net assets.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$424,864,066	$—	$424,864,066
Total	$—	$424,864,066	$—	$424,864,066

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Opportunistic Municipal Bond Fund

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security  was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 101.2% OF NET ASSETS
ALABAMA 2.4%
Black Belt Energy Gas District
Gas RB Series 2023C	5.50%	10/01/54 (a)	250,000	267,989
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)	500,000	497,813
Energy Southeast Cooperative District
Energy Supply RB Series 2023B1	5.75%	04/01/54 (a)	250,000	273,593
				1,039,395
ARIZONA 0.9%
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	400,000	400,668
CALIFORNIA 5.0%
California
GO Refunding Bonds	5.00%	10/01/32 (a)	500,000	578,348
California Community Choice Finance Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	250,000	257,772
California Educational Facilities Auth
RB (St Marys College) Series 2023A	5.00%	10/01/38 (a)	200,000	205,873
California Infrastructure & Economic Development Bank
RB (Brightline Passenger Rail) Series 2020A	3.65%	01/01/50 (a)(b)	245,000	244,373
California Municipal Finance Auth
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/34 (a)	315,000	326,451
Oceanside USD
GO Bonds Series 2023B	4.00%	08/01/45 (a)	235,000	234,279
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.25%	07/01/34 (a)	250,000	284,458
				2,131,554
COLORADO 4.6%
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	5.00%	07/01/53 (a)(b)	375,000	379,303

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	5.00%	08/01/28	215,000	228,880
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/44 (a)	200,000	181,308
Refunding RB (Intermountain Healthcare) Series 2019A	4.00%	01/01/35 (a)	375,000	383,158
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (a)	500,000	457,164
Whispering Pines Metropolitan District #1
LT GO Refunding Bonds Series 2023	5.00%	12/01/43 (a)	325,000	342,435
				1,972,248
CONNECTICUT 1.3%
Connecticut Health & Educational Facilities Auth
RB (Connecticut Children’s Medical Center) Series E	5.00%	07/15/39 (a)	300,000	317,353
RB (Sacred Heart Univ) Series L	5.00%	07/01/47 (a)	250,000	259,043
				576,396
DISTRICT OF COLUMBIA 0.6%
Metropolitan Washington Airports Auth
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (a)	250,000	258,207
FLORIDA 8.4%
Fort Lauderdale
Water & Sewer RB Series 2023A	5.50%	09/01/53 (a)	500,000	562,209
Halifax Hospital Medical Center
Hospital Revenue & Refunding Bonds Series 2016	5.00%	06/01/36 (a)	500,000	505,988
Lake Worth Beach
Consolidated Utility RB Series 2022	4.00%	10/01/52 (a)	500,000	468,775
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (a)	500,000	459,193
Miami-Dade Cnty
Refunding RB Series 2022A	5.25%	10/01/52 (a)	250,000	260,494
Miami-Dade School Board
COP Series 2016C	3.25%	02/01/33 (a)	265,000	259,461
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	500,000	365,091
Tampa
Hospital RB (H Lee Moffitt Cancer Center) Series 2020B	5.00%	07/01/34 (a)	255,000	275,022
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (a)	250,000	225,771
Village Community Dev Dist. No.15
RB Series 2023	5.00%	05/01/43 (a)	250,000	248,667
				3,630,671
GEORGIA 1.2%
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2023A	5.13%	04/01/53 (a)	250,000	263,141
Main Street Natural Gas, Inc.
Gas Supply RB Series 2023D	5.00%	05/01/54 (a)	250,000	258,649
				521,790

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GUAM 1.2%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (a)	500,000	503,028
HAWAII 0.8%
Honolulu City & Cnty Board
Water System RB Series 2022A	4.00%	07/01/35 (a)	340,000	357,515
IDAHO 1.3%
Idaho Housing & Finance Assoc
Facilities RB (White Pine Charter School) Series 2023A	5.25%	05/01/38 (a)(b)	300,000	311,847
Facilities RB (White Pine Charter School) Series 2023A	5.50%	05/01/43 (a)(b)	230,000	239,417
				551,264
ILLINOIS 8.1%
Chicago
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/35 (a)	250,000	282,998
GO Bonds Series 2015A	5.50%	01/01/34 (a)	250,000	251,282
GO Bonds Series 2019A	5.50%	01/01/49 (a)	250,000	255,840
Chicago Board of Education
ULT GO Bonds Series 2023A	5.50%	12/01/31	450,000	485,585
Chicago Midway Airport
2nd Lien Refunding RB Series 2014B	5.00%	01/01/28 (a)(c)	250,000	250,626
Chicago Park District
LT GO Refunding Bonds Series 2023	5.00%	01/01/38 (a)(d)	200,000	213,908
Illinois
GO Bonds Series 2016	4.00%	06/01/35 (a)	250,000	250,900
GO Bonds Series 2017D	5.00%	11/01/24	370,000	374,477
GO Bonds Series 2023B	5.25%	05/01/39 (a)	250,000	273,238
Illinois Finance Auth
Refunding RB (Northwestern Memorial Healthcare) Series 2021A	4.00%	07/15/35 (a)	235,000	241,598
Illinois Toll Highway Auth
Sr RB Series 2015A	5.00%	01/01/37 (a)	275,000	279,107
Metropolitan Pier & Exposition Auth
Dedicated State Tax RB Series 2002A	0.00%	12/15/23 (b)(c)(e)	165,000	164,827
Dedicated State Tax RB Series 2002A	0.00%	12/15/23 (b)(e)	10,000	9,989
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (e)	405,000	164,241
				3,498,616
IOWA 0.6%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2014C	5.00%	02/15/31 (a)	250,000	250,549
KENTUCKY 0.5%
Kentucky Public Energy Auth
Gas Supply RB (Morgan Stanley) Series 2019A1	4.00%	12/01/49 (a)	200,000	199,131
LOUISIANA 2.6%
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (a)	215,000	232,203

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.00%	07/01/48 (a)	350,000	369,950
New Orleans
Public Improvement Bonds Series 2021A	5.00%	12/01/50 (a)	230,000	238,396
Sewerage Service RB Series 2015	5.00%	06/01/25	260,000	266,041
				1,106,590
MAINE 0.6%
Maine Health & Educational Facilities Auth
RB (MaineHealth) Series 2023B	5.25%	07/01/48 (a)(d)	250,000	266,283
MARYLAND 2.1%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	500,000	520,539
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2023	5.00%	07/01/39 (a)	350,000	370,568
				891,107
MASSACHUSETTS 3.7%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2023M	5.00%	07/01/34 (a)(d)	500,000	567,101
RB (Boston Medical Center) Series 2023G	5.25%	07/01/52 (a)	500,000	521,941
RB (Emerson College) Series 2018	5.00%	01/01/43 (a)	500,000	503,917
				1,592,959
MICHIGAN 2.3%
Fitzgerald Public SD
ULT GO Bonds Series 2023	5.25%	05/01/43 (a)(b)	435,000	464,425
Great Lakes Water Auth
Water System Sr Lien RB Series 2022B	5.25%	07/01/47 (a)	500,000	528,360
				992,785
MINNESOTA 2.0%
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	0.00%	02/01/00 (f)(g)	15,000	1,248
Pooled Housing Development RB Series 1993	0.00%	02/01/02 (f)(g)	30,000	2,496
Pooled Housing Development RB Series 1993	0.00%	02/01/05 (f)(g)	20,000	1,664
Pooled Housing Development RB Series 1993	0.00%	02/01/06 (f)(g)	20,000	1,664
Pooled Housing Development RB Series 1993	0.00%	02/01/07 (f)(g)	65,000	5,408
Pooled Housing Development RB Series 1993	0.00%	02/01/08 (f)(g)	10,000	832
Pooled Housing Development RB Series 1993	0.00%	02/01/17 (f)(g)	450,000	37,440
Pooled Housing Development RB Series 1993	0.00%	02/01/25 (f)(g)	9,500,000	790,400
				841,152
MISSOURI 0.6%
St Louis Board of Education
GO Bonds Series 2023	5.00%	04/01/42 (a)	250,000	269,778

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEVADA 0.5%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/47 (a)	235,000	235,097
NEW JERSEY 5.4%
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2023RRR	5.00%	03/01/25	250,000	255,073
State Lease RB Series 2017B	5.00%	06/15/30 (a)	240,000	261,028
New Jersey Transportation Trust Fund Auth
Transportation Bonds Series 2023BB	5.00%	06/15/46 (a)	250,000	265,715
Transportation System Bonds Series 2019A	5.00%	12/15/33 (a)	225,000	245,735
Transportation System RB Series 2021A	4.00%	06/15/34 (a)	250,000	258,386
New Jersey Turnpike Auth
RB Series 2022B	4.50%	01/01/48 (a)	500,000	513,691
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	500,000	510,003
				2,309,631
NEW YORK 16.0%
Metropolitan Transportation Auth
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	500,000	504,872
New York City
GO Bonds Fiscal 2018 Series B4	3.25%	10/01/46 (a)(b)(h)	645,000	645,000
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (a)	545,000	532,668
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (a)	250,000	252,557
GO Bonds Fiscal 2022 Series D1	5.50%	05/01/46 (a)	250,000	279,677
New York City Transitional Finance Auth
Building Aid RB Fiscal 2021 Series S1	4.00%	07/15/40 (a)	210,000	211,248
Future Tax Secured Sub Bonds Fiscal 2019 Series A4	3.25%	08/01/45 (a)(b)(h)	515,000	515,000
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (a)	280,000	299,296
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	4.00%	02/01/39 (a)	250,000	249,815
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	4.00%	08/01/48 (a)	500,000	486,184
Future Tax Secured Sub Bonds Fiscal 2024 Series B	4.38%	05/01/53 (a)	500,000	501,740
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	5.25%	10/01/35	250,000	282,968
New York State Dormitory Auth
State Personal Income Tax RB Series 2017A	4.00%	02/15/36 (a)	500,000	506,465
New York State Thruway Auth
State Personal Income Tax RB Series 2022A	4.00%	03/15/44 (a)	275,000	273,964
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (a)	250,000	264,364
New York Transportation Development Corp
Special Facilities RB (JFK Airport) Series 2023	5.50%	06/30/39 (a)(d)	565,000	594,356
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.13%	05/15/53 (a)	500,000	483,710
				6,883,884
NORTH CAROLINA 1.2%
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/52 (a)	500,000	536,857

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OKLAHOMA 1.1%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	480,122
OREGON 1.2%
Beaverton SD #48J
GO Bonds Series 2022A	0.00%	06/15/48 (a)(b)(e)	500,000	151,065
Lane Cnty SD
GO Bonds Series 2023	0.00%	06/15/43 (a)(b)(e)	900,000	347,105
				498,170
PENNSYLVANIA 2.5%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	530,029
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (a)	500,000	535,792
				1,065,821
PUERTO RICO 0.2%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	97,000	94,292
SOUTH CAROLINA 1.9%
South Carolina Public Service Auth
RB Series 2022E	5.75%	12/01/47 (a)	500,000	545,322
Refunding RB Series 2016B	5.00%	12/01/56 (a)	250,000	251,596
				796,918
TENNESSEE 3.0%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	508,159
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/53 (a)	250,000	263,831
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	250,000	263,711
Tennessee Housing Development Agency Home Ownership
Residential Finance Program Bonds Series 2023-3A	6.25%	01/01/54 (a)	250,000	272,684
				1,308,385
TEXAS 11.8%
Bullard ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(b)	350,000	374,225
Dallas
Refunding RB Series 2021	4.00%	08/15/30 (a)	250,000	251,644
Sr Lien Special Tax RB (Dallas Fair Park) Series 2023	6.25%	08/15/53 (a)	250,000	253,193
El Paso Cnty Hospital District
GO Refunding Bonds Series 2017	5.00%	08/15/33 (a)	165,000	169,534
GO Refunding Bonds Series 2017	5.00%	08/15/35 (a)	200,000	205,072

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Galveston
1st Lien RB Series 2023	5.25%	08/01/24	400,000	402,812
1st Lien RB Series 2023	5.25%	08/01/25	250,000	254,692
Garland
Electric Utility System Refunding RB Series 2023	4.25%	03/01/48 (a)	250,000	245,926
Hidalgo Cnty
Certificates of Obligation Series 2023	5.25%	08/15/43 (a)	250,000	276,699
Martin Cnty Hospital District
GO Refunding Bonds Series 2021	4.00%	04/01/36 (a)	280,000	281,139
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	443,817
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	4.25%	08/15/58 (a)(b)	200,000	193,355
North Texas Tollway Auth
1st Tier Refunding RB Series 2017A	5.00%	01/01/43 (a)	250,000	260,687
San Antonio
Gas Refunding RB Series 2023B	4.00%	02/01/43 (a)	250,000	244,770
GO Bonds Series 2023	4.00%	02/01/43 (a)	250,000	248,089
Terrell
Tax & Waterworks & Sewer System GO RB Series 2023C	4.50%	08/15/53 (a)	500,000	501,741
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/28 (b)	275,000	283,585
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (a)	165,000	174,564
				5,065,544
VIRGINIA 1.2%
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	520,000	504,672
WASHINGTON 1.9%
Pasco Water & Sewer
Water & Sewer Refunding RB Series 2023A	5.00%	12/01/43 (a)	250,000	266,429
Port Vancouver Washington
LT GO Bonds Series 2022A	5.00%	12/01/33 (a)	500,000	548,008
				814,437
WEST VIRGINIA 1.5%
West Virginia Hospital Finance Auth
Hospital RB (West Virginia Univ Health System) Series 2023A	4.38%	06/01/53 (a)	375,000	373,948
Hospital Revenue & Refunding Bonds (Vandalia Health) Series 2023B	6.00%	09/01/53 (a)	250,000	276,420
				650,368

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WISCONSIN 1.0%
Wisconsin Health & Educational Facilities Auth
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	415,026
Total Municipal Securities (Cost $43,394,071)				43,510,910
Total Investments in Securities (Cost $43,394,071)				43,510,910

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Credit-enhanced or liquidity-enhanced.
(c)	Refunded bond.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Zero coupon bond.
(f)
The securities are in default and are not making full payments of interest and principal when due. The underlying properties were sold and the bond trustee collected sales proceeds from the underlying properties. A substantial distribution to bond holders occurred on April 14, 2023, with residual distributions to be paid in 2024 and possibly
2025. Due to the sale of the underlying properties, accruals for interest were suspended. Previously, the securities were making semiannual distributions of variable amounts of cash flow. These amounts were determined by factors including, but not limited to, property occupancy levels, per unit rental rates, capital reinvestment expenses, and county tax levy payments. The coupon accrual rate utilized by the fund was reviewed at least semiannually and was generally based on interest payments received historically along with any known changes in the previously mentioned factors.

(g)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(h)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index

COP —	Certificate of participation
GO —	General obligation
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$42,669,758	$—	$42,669,758
Minnesota	—	—	841,152	841,152
Total	$—	$42,669,758	$841,152	$43,510,910

[1]	As categorized in the Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
INVESTMENT IN SECURITIES	LEVEL 3 VALUE AT August 31, 2023	GROSS TRANSFERS IN	GROSS TRANSFERS OUT	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	LEVEL 3 VALUE AT November 30, 2023
Municipal Securities
Minnesota	$713,766	$0	$0	$0	$0	$0	$127,386	$841,152
Total	$713,766	$0	$0	$0	$0	$0	$127,386	$841,152
There were security transfers to Level 3 due to securities utilizing an evaluated price from a third-party vendor pricing service using significant unobservable inputs. A significant change in third-party pricing information may result in a lower or higher value for Level 3 investments (see notes to portfolio holdings for additional information).

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2023, are disclosed in each fund’s Portfolio Holdings.
REG89446NOV23